REGIONS MORGAN KEEGAN SELECT FUNDS

                Regions Morgan Keegan Select Mid Cap Growth Fund
                    Regions Morgan Keegan Select Growth Fund
                  Regions Morgan Keegan Select Core Equity Fund
                 Regions Morgan Keegan Select Mid Cap Value Fund
                     Regions Morgan Keegan Select Value Fund
                   Regions Morgan Keegan Select Balanced Fund
                 Regions Morgan Keegan Select Fixed Income Fund
         Regions Morgan Keegan Select Limited Maturity Fixed Income Fund
         Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund
             Regions Morgan Keegan Select Treasury Money Market Fund
                 Regions Morgan Keegan Select Money Market Fund


      SUPPLEMENT DATED JULY 29, 2008 TO THE PROSPECTUS DATED APRIL 1, 2008


THE FOLLOWING SUPPLEMENTS CERTAIN INFORMATION CONTAINED IN THE ABOVE-DATED PROSPECTUS FOR REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND, REGIONS MORGAN KEEGAN SELECT GROWTH FUND, REGIONS MORGAN KEEGAN SELECT CORE EQUITY FUND, REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND, REGIONS MORGAN KEEGAN SELECT VALUE FUND, REGIONS MORGAN KEEGAN SELECT BALANCED FUND, REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND, REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND, REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND, REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND AND REGIONS MORGAN KEEGAN SELECT MONEY MARKET FUND (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS"), EACH A SERIES OF REGIONS MORGAN KEEGAN SELECT FUNDS (THE "TRUST"). IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

The following information supplements the disclosure in the "How to Buy Shares" and "How to Exchange Shares" sections of the Funds' Prospectus:

     Effective July 29, 2008, the Regions Morgan Keegan Select Fund Family only consists of the Funds available in the Trust. Therefore, all references to Morgan Keegan Select Fund, Inc. or the Regions Morgan Keegan Select Fund Family are hereby deleted, and replaced with a reference to the Trust.



                       Regions Morgan Keegan Select Funds
                              50 North Front Street
                                Memphis, TN 38103
                                  800-366-7426
                                www.rmkfunds.com

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       REGIONS MORGAN KEEGAN SELECT FUNDS

                Regions Morgan Keegan Select Mid Cap Growth Fund
                    Regions Morgan Keegan Select Growth Fund
                  Regions Morgan Keegan Select Core Equity Fund
                 Regions Morgan Keegan Select Mid Cap Value Fund
                     Regions Morgan Keegan Select Value Fund
                   Regions Morgan Keegan Select Balanced Fund
                 Regions Morgan Keegan Select Fixed Income Fund
         Regions Morgan Keegan Select Limited Maturity Fixed Income Fund
         Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund
             Regions Morgan Keegan Select Treasury Money Market Fund
                 Regions Morgan Keegan Select Money Market Fund

SUPPLEMENT DATED JULY 29, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED
                                  APRIL 1, 2008


THE FOLLOWING SUPPLEMENTS CERTAIN INFORMATION CONTAINED IN THE ABOVE-DATED STATEMENT OF ADDITIONAL INFORMATION FOR REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND, REGIONS MORGAN KEEGAN SELECT GROWTH FUND, REGIONS MORGAN KEEGAN SELECT CORE EQUITY FUND, REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND, REGIONS MORGAN KEEGAN SELECT VALUE FUND, REGIONS MORGAN KEEGAN SELECT BALANCED FUND, REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND, REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND, REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND, REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND AND REGIONS MORGAN KEEGAN SELECT MONEY MARKET FUND, EACH A SERIES OF REGIONS MORGAN KEEGAN SELECT FUNDS (THE "TRUST"). IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The fifth paragraph on page 32 is deleted and the following information is inserted in its place:

REDEMPTIONS

A redemption of a fund's shares (other than shares of the Money Market Funds) will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis in the redeemed shares (which normally includes any sales load paid on Class A Shares). An exchange of shares of a fund for shares of another fund in the Trust generally will have similar tax consequences. Special rules apply when a shareholder disposes of Class A Shares of a fund through a redemption or exchange within 60 days after purchase thereof and subsequently reacquires Class A Shares of that fund or acquires Class A Shares of another fund, including such other funds, without paying a sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A Shares will be increased, or any loss decreased, by the amount of the sales charge paid when the shareholder acquired those shares, and that amount will increase the basis in the shares subsequently acquired. In addition, if a shareholder purchases shares of a fund (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other shares of that fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis in the newly purchased shares.

The second paragraph on page 40 is deleted and the following information is inserted in its place:

LETTER OF INTENT

Any investor may execute a Letter of Intent ("Letter) covering purchases of Class A Shares of $50,000 or more to be made within a period of 13 months. Under a Letter, purchases of shares of a fund, which are sold with a sales charge made within a 13-month period starting with the first purchase pursuant to a Letter will be aggregated for purposes of calculating the applicable sales charges. To qualify under a Letter, purchases must be made for a single account; and purchases made for related accounts may not be aggregated under a single Letter. Investors may obtain a form of a Letter from their Morgan Keegan financial adviser or Regions Morgan Keegan trust administrator. The Letter is not a binding obligation to purchase any amount of shares, but its execution will result in paying a reduced sales charge for the anticipated amount of the purchase. If the total amount of shares purchased does not equal the amount stated in the Letter, the investor will be notified and must pay, within 20 days of the expiration of the Letter, the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased under the Letter. Shares equal to 5% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose.


                       Regions Morgan Keegan Select Funds
                              50 North Front Street
                                Memphis, TN 38103
                                  800-366-7426
                                www.rmkfunds.com

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                      - 3 -